Leases - Amounts Recognized in Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Leases [Abstract]
Depreciation, right-of-use assets	$ 22.6	$ 20.8
Interest expense on lease liabilities (Note 34)	6.7	3.5
Expense relating to variable lease payments not included in measurement of lease liabilities	86.0	61.2
Expense relating to short-term leases for which recognition exemption has been used	21.8	13.7
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 0.9	$ 0.9